Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Nov. 27, 2013
Document Effective Date	Nov. 30, 2013
Prospectus Date	Nov. 30, 2013
Akre Focus Fund | Retail Class
Risk/Return:
Trading Symbol	AKREX
Akre Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	AKRIX